Investment Risks - Kurv Equity Option Income ETF	Jul. 30, 2026
Underlying Kurv ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Kurv ETF Risks. The Fund will invest its assets in the Underlying Kurv ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying Kurv ETFs . The Fund’s NAV will change with changes in the value of the Underlying Kurv ETFs . An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying Kurv ETFs . Each Underlying Kurv ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the additional risks listed below. To the extent the Fund invests directly in the securities and financial instruments in which one or more Underlying Kurv ETFs invests, it would also be subject to these risks directly.

Underlying Reference Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Reference Asset Risk. Each Underlying Kurv ETF invests in options contracts that are based on the value of its Underlying Reference Asset, which may be a security, an index, or a portfolio of securities. As a result, each Underlying Kurv ETF is subject to certain of the same risks as if it held the Underlying Reference Asset (or, as applicable, the securities comprising such portfolio or index), even though it does not. As a result, each Underlying Kurv ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer. Certain Underlying Kurv ETFs may invest directly in the Underlying Reference Asset.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Underlying Kurv ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or Underlying Kurv ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Underlying Kurv ETFs investment strategies are primarily options-based, but swaps may also be utilized. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the reference asset has a dramatic move that causes a material decline in the Underlying Kurv ETF’s net assets, the terms of a swap agreement between the Underlying Kurv ETF and its counterparty may permit the counterparty to immediately close out the swap transaction with the Underlying Kurv ETF. This could prevent Underlying Kurv ETF from achieving its investment objective, which could result in losses for the Fund.

Options Risk [Member]
Prospectus [Line Items]
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●	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. An Underlying Kurv ETF may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Reference Asset. If an Underlying Kurv ETF is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Reference Asset. Ownership of options involves the payment of premiums, which may adversely affect an Underlying Kurv ETF’s performance. To the extent that an Underlying Kurv ETF invests in over-the-counter options, the Underlying Kurv ETF may be exposed to counterparty risk.

FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	FLEX Options Risk. The Underlying Kurv ETFs may use FLEX Options issued and guaranteed for settlement by the OCC. An Underlying Kurv ETF bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Underlying Kurv ETF could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, an Underlying Kurv ETF may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Underlying Kurv ETF at prices that reflect the market price of the Shares, the Underlying Kurv ETF’s NAV and, in turn the share price of the Underlying Kurv ETF, could be negatively impacted. The FLEX Options utilized by the Underlying Kurv ETFs are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Reference Asset. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Reference Asset’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by an Underlying Kurv ETF will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Reference Asset’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk. An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that an Underlying Kurv ETF has invested in, the Underlying Kurv ETF may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Call Writing Strategies Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Writing Strategies Risks. The continuous application of an Underlying Kurv ETF’s call writing strategy impacts its ability to participate in the positive performance of its Underlying Reference Asset, which in turn affects each Underlying Kurv ETF’s returns both during the term of the sold call options and over longer time frames. An Underlying Kurv ETF’s participation in its Underlying Reference Asset’s positive performance and its own returns will depend not only on the Underlying Reference Asset’s value but also on the path the Underlying Reference Asset’s value takes over time, illustrating that certain value trajectories of the Underlying Reference Asset could lead to suboptimal outcomes for the Underlying Kurv ETF.

Single Issuer Risk [Member]
Prospectus [Line Items]
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●	Single Issuer Risk. Each Underlying Kurv ETF, focusing on an individual security or asset (Underlying Reference Asset), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Reference Asset.

Concentration Risk [Member]
Prospectus [Line Items]
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●	Concentration Risk. Each Underlying Kurv ETF concentrates its investments in the same sector, industry or group of related industries as that of its Underlying Reference Asset. To the extent that an Underlying Kurv ETF concentrates in a particular sector, industry or group of related industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on such sector, industry or group of related industries will negatively impact it to a greater extent than if its assets were invested in a wider variety of industries.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. The risk that an Underlying Kurv ETF could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect an Underlying Kurv ETF’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Emerging Markets Risk [Member]
Prospectus [Line Items]
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●	Emerging Markets Risk. The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
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●	Foreign (Non-U.S.) Investment Risk. The risk that investing in foreign (non-U.S.) securities may result in an Underlying Kurv ETF experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

High Yield Risk [Member]
Prospectus [Line Items]
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●	High Yield Risk. The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Liquidity Risk [Member]
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●	Liquidity Risk. Some securities held by the Underlying Kurv ETFs , including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Kurv ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying Kurv ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying Kurv ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying Kurv ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Reference Asset. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying Kurv ETFs.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The risk that fixed income securities will fluctuate in value because of a change in interest rates; an Underlying Kurv ETF with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leveraging Risk. The risk that certain transactions of an Underlying Kurv ETF, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Underlying Kurv ETF to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Related and Other Asset-Backed Securities Risk. The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Underlying Kurv ETFs may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Underlying Kurv ETF’s guidelines), which generally carry higher levels of the foregoing risks.

Short Exposure Risk [Member]
Prospectus [Line Items]
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●	Short Exposure Risk. The risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to an Underlying Kurv ETF.

Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sovereign Debt Risk. The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. Each Underlying Kurv ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying Kurv ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each Underlying Kurv ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

Risks of Investing in Other Investment Companies [Member]
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Risk [Text Block]

Risks of Investing in Other Investment Companies. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Technology Sector Risk [Member]
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Technology Sector Risk. The Fund will, via its investments in the Underlying Kurv ETFs, have exposure to the Underlying Reference Assets, several of which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying Kurv ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Precious and Industrial Metals Risk [Member]
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Precious and Industrial Metals Risk. The performance of certain Underling Kurv ETFs in part is linked to the performance of certain precious and industrial metals, including gold, silver and copper. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Underlying Kurv ETF cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would adversely affect the Underlying Kurv ETF’s performance.

Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Management Risk [Member]
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Management Risk. The risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk [Member]
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Market Risk. The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

New Fund Risk [Member]
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New Fund Risk.  The risk that a new fund’s performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk [Member]
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Small Fund Risk.  The risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.